March 1, 2010

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of:
Eaton Vance AMT-Free Municipal Income Fund
(formerly known as Eaton Vance AMT-Free Municipal Bond Fund)
Eaton Vance Tax Free Reserves
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2
Post-Effective Amendment No. 154 (1933 Act File No. 02-90946)
Amendment No. 157 (1940 Act File No. 811-4015) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds, as well as exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment is being filed to reflect the use of the “Summary Prospectus” format and other non-material changes. The Amendment has been marked to show changes from the Funds’ prospectuses and SAIs contained in the Registrant’s Post-Effective Amendment No. 142 filed with the Securities and Exchange Commission (the “Commission”) on April 28, 2009 (Accession No. 0000940394-09-000293).

Securities and Exchange Commission March 1, 2010 Page 2

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, add updated expense, financial and performance information and make any other necessary nonmaterial changes.

     If you have any questions about this filing, please contact the undersigned at (617) 672-8579 or fax (617) 338-8054.

Very truly yours, /s/ Deidre E. Walsh Deidre E. Walsh, Esq. Vice President